The High
   Yield Income
   Fund, Inc.
-------------------------------------------------------------------
   Annual Report
   August 31, 2001

                    Letter to
                    Shareholders

                                            October 15, 2001

Dear Shareholder:

Performance at a Glance
  U.S. high-yield bonds, commonly known as "junk" bonds, encountered extremely volatile conditions during our fiscal year that began September 1, 2000. Initially, high-yield bond prices fell as a growing number of companies defaulted or missed interest and principal payments on their junk bonds amid dramatically weaker economic conditions in the United States. That sell-off was followed by a rally in junk bond prices early in 2001 as the Federal Reserve (the Fed) eased monetary policy to aid the economy. The high-yield market then suffered a setback in the summer of 2001 when its telecommunications sector declined even as bonds in certain other sectors gained. Through it all, we maintained a relatively conservative investment strategy that helped the High Yield Income Fund outperform its benchmark, the Lipper Closed-End High Current Yield Average, for our fiscal year that ended August 31, 2001.


                             FUND'S PERFORMANCE
                               As of 8/31/01

                            Total Return         NAV          Market Price
                             12 months         8/31/01           8/31/01
High Yield
 Income Fund1                  -0.37%           $5.42             $5.95
Lipper Closed-End
 High Current Yield Avg.2      -9.95             N/A               N/A
Lipper Open-End
 High Current Yield Avg.3       4.45             N/A               N/A

  1Source: Prudential Investments Fund Management LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/01/00) through the end (8/31/01), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc., using the symbol HYI. Past performance is no guarantee of future results.

  2Source:  Lipper Inc.  These are the average returns of 25 funds in the Closed-End High Current Yield category for 12 months.

  3Source: Lipper Inc. These are the average returns of 373 funds in the Open-End High Current Yield category.

                         YIELD AND DIVIDEND
                      12 months ended 8/31/01
                Total Monthly Dividends Paid Per Share

            Total Monthly Dividends
                Paid Per Share           Yield at Market Price
                  12 months
                    $0.60                       10.08%

  The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as junk bonds. Below-investment-grade bonds are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Market Background

A Challenging Time For High-Yield Bonds
  Considering the developments that unfolded during our fiscal year that began September 1, 2000, the high-yield bond market's erratic behavior was not surprising. Deteriorating economic conditions in the United States, the Fed's efforts to rescue the economy, and the problems faced by the telecom industry were bound to fuel wide swings in the prices of junk bonds.

  The economy began to weaken in earnest during the autumn of 2000, pressured by various factors including higher energy costs and declining business investments. In this challenging environment, an increasing number of companies defaulted on their junk bonds. As a result, investors shifted money from junk bonds to safer assets such as U.S. Treasury securities.

  As economic conditions deteriorated, the Fed initially left monetary policy unchanged from September through December 2000. Then, in January 2001, it began one of its most intense rounds of monetary policy easing in recent history. The Fed reduced short-term rates seven times in our fiscal year, lowering the federal funds rate (what banks charge each other for overnight loans) a total of three percentage points to 3.50%. The rate cuts were aimed at stimulating economic growth via lower borrowing costs for businesses and consumers.

  The Fed's exertions on behalf of the economy bolstered confidence in riskier assets in early 2001. Money poured into junk bonds, enabling the high-yield market to outperform all other U.S. fixed-income markets in the first three months of 2001. This bullish trend did not last, however.

  In the summer, a downturn in telecom bonds weighed heavily on the junk bond market's overall performance. Fresh concerns about the telecom industry arose in the summer after Nortel Networks Corp., an investment-grade company, announced it expected to report a huge second-quarter loss.

  These concerns spilled over into the high-yield market, sparking a sell-off that resulted in negative returns for telecom, its largest sector. Meanwhile, defensive sectors of the high-yield market, such as utilities, energy, and healthcare posted positive returns. The junk bond market, overall, returned a meager 0.22% for the year ended August 31, 2001, based on the Lehman Brothers U.S. Corporate High Yield Index (the Lehman Index).

Our Strategy

Less Exposure To Telecommunications Sector
  To a large extent, the amount of exposure to telecom bonds affected the performance of the Fund during our fiscal year. In keeping with our more conservative investment strategy, the Fund's telecom exposure fell to 9.72% of its total investments as of August 31, 2001, from 18.7% a year earlier. This decline reflects both our sales of telecom bonds and losses on the Fund's remaining telecom holdings, which consisted of bonds of mid- to higher-quality companies such as VoiceStream, Nextel, and Level 3. Unfortunately, telecom bonds of this rather select group suffered steep price declines since their prices had stood at relatively high levels when the sell-off in the telecom sector began. Losses on our remaining telecom bonds negated any benefits the Fund should have derived from having a reduced exposure to that troubled sector.

  On the other hand, our emphasis on defensive sectors such as healthcare and utilities helped the Fund outperform its benchmark Lipper Average for our fiscal year ended August 31, 2001. Defensive sectors are those in which demand will remain fairly consistent regardless of changes in economic conditions. This resilience helped bonds in defensive sectors perform relatively well. At the end of our reporting period, two out of the Fund's three largest holdings were in bonds of utility companies--AES Corp. and CMS Energy Corp. This stands in contrast to the beginning of our fiscal year when two of the Fund's top three holdings were in telecom bonds.

  The Fund also benefited from our decision to buy higher-rated junk bonds and sell the lower-rated ones. Due to the turbulent market conditions, junk bond investors favored higher-rated bonds. Their preference enabled the Ba ratings category (the highest in the junk bond market based on Moody's Investors Service) to outperform lower ratings categories for the year ended August 31, 2001, according to the Lehman Index.

  We increased bonds in the Ba ratings category to 31.00% of the Fund's total investments as of August 31, 2001, from 23.00% a year earlier. By contrast, bonds in the single-B ratings category fell to 48.00% from 61.00% of the Fund's total investments. This decline occurred partly because we sold some of the Fund's single-B-rated bonds to buy higher-quality bonds, and partly because some of the Fund's single B-rated bonds were downgraded to the Caa ratings category, which climbed to 9.00% from 3.00% of the Fund's total investments.

  Another development that helped the Fund's relative performance was sharp gains in the prices of its Purina Mills common stock. The Fund originally held Purina Mills bonds that were later exchanged for stock when the company emerged from bankruptcy. During the spring of 2001, the shares rallied after Purina Mills announced it had received an acquisition proposal from another company. It was later revealed that Land O'Lakes Inc. had agreed to buy Purina Mills.

Looking Ahead
  The Fed cut short-term rates by half a percentage point on September 17, and again on October 2, partially in response to the terrorist attacks in the United States on September 11. The Fed warned that weak economic conditions might continue for the foreseeable future. Growing concern about the economy led many investors to sell stocks and junk bonds and buy short-term Treasuries for their safety. We believe this flight-to-quality trend may reverse as the Fed's aggressive rate cuts and government spending help the economy recover in 6 to 12 months. Improved economic conditions could aid corporate earnings and the credit quality of junk bonds, paving the way for a solid rebound in the high-yield market.

Sincerely,

David R. Odenath, Jr.
President
The High Yield Income Fund, Inc.

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--125.3%
CORPORATE BONDS--120.1%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.0%
Alliant Techsystems, Inc., Sr. Sub. Notes                     B2             8.50%       5/15/11   $      70         $     72,100
K & F Industries, Inc., Sr. Sub. Notes, Ser. B                B2             9.25       10/15/07         300(a)           306,000
Sequa Corp., Sr. Notes                                        Ba2            9.00        8/01/09         250(a)           252,500
Stellex Industries, Inc., Sr. Sub. Notes, Ser. B              NR             9.50       11/01/07         500(b)            15,000
                                                                                                                     ------------
                                                                                                                          645,600
------------------------------------------------------------------------------------------------------------------------------
Airlines--2.2%
Continental Airlines, Inc., Sr. Notes                         B2             8.00       12/15/05         150(a)           151,008
Delta Air Lines, Inc.                                         Baa3           8.30       12/15/29         435(a)           395,689
Northwest Airlines, Inc.,
   Notes                                                      Ba2            7.625       3/15/05          25               24,728
   Notes                                                      Ba2            8.875       6/01/06         150              150,825
United Airlines, Inc.,
   Deb.                                                       Ba1            9.75        8/15/21         125              120,381
   Deb., Ser. A                                               Ba1           10.67        5/01/04         125              130,770
US Airways, Inc.,
   Pass-Through Cert., Ser. 89 A2                             B2             9.82        1/01/13          95(a)            88,101
   Pass-Through Cert., Ser. 93 A3                             B2            10.375       3/01/13         300(a)           276,099
                                                                                                                     ------------
                                                                                                                        1,337,601
------------------------------------------------------------------------------------------------------------------------------
Automotive--4.1%
American Axle & Manufacturing, Inc., Sr. Sub. Notes           B1             9.75        3/01/09          25               25,687
AutoNation, Inc., Sr. Notes                                   Ba2            9.00        8/01/08          50               50,750
Collins & Aikman Products Co., Sr. Sub. Notes                 B2            11.50        4/15/06          70(a)            70,350
Dana Credit Corp.                                             Ba1            7.25       12/16/02       1,500            1,477,500
MSX International, Inc., Sr. Sub. Notes                       B3            11.375       1/15/08         105(a)            96,469
Navistar International Corp., Sr. Notes, Ser. B               Ba1            7.00        2/01/03         750(a)           742,500
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B             Caa1          10.25       12/15/07          65(a)            52,650
                                                                                                                     ------------
                                                                                                                        2,515,906
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--1.4%
Actuant Corp., Sr. Sub. Notes                                 B3            13.00        5/01/09         300(a)           311,250
Blount, Inc., Sr. Notes                                       Caa1           7.00        6/15/05          80               56,600
Nortek, Inc., Sr. Sub. Notes, Ser. B                          B3             9.875       6/15/11         500              498,750
                                                                                                                     ------------
                                                                                                                          866,600
------------------------------------------------------------------------------------------------------------------------------
Business Services--1.0%
Comdisco, Inc.,
   Sr. Notes                                                  Caa1           6.00        1/30/02         250(b)           206,250
   Sr. Notes                                                  Caa1           9.50        8/15/03         450(b)           381,375
                                                                                                                     ------------
                                                                                                                          587,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Cable--10.5%
Adelphia Communications Corp.,
   Sr. Notes                                                  B2           10.875%      10/01/10   $     500(a)      $    507,500
   Sr. Notes                                                  B2           10.25         6/15/11         260(a)           253,175
Callahan Nordrhein-Westfalen,
   Sr. Disc. Notes, Zero Coupon (until 7/15/05)               B3            Zero         7/15/10         500              135,000
   Sr. Notes                                                  B3           14.00         7/15/10         150               97,500
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 5/15/06)               B2            Zero         5/15/11         500              295,000
   Sr. Notes                                                  B2            10.25        1/15/10         500(a)           512,500
   Sr. Notes                                                  B2            11.125       1/15/11         470(a)           506,425
   Sr. Notes                                                  B2            10.00        5/15/11         800              818,000
Coaxial Commerce Central Ohio, Inc., Sr. Notes                B3            10.00        8/15/06         250(a)           251,250
Comcast UK Cable Corp., Sr. Disc. Deb. (United
   Kingdom)                                                   B3            11.20       11/15/07         225(a)(d)        155,250
CSC Holdings, Inc., Sr. Sub. Deb.                             Ba2           10.50        5/15/16         530(a)           583,000
Diamond Cable Co.,
   Sr. Disc. Notes, (United Kingdom)                          B3            11.75       12/15/05         625(a)(d)        342,969
   Sr. Disc. Notes, Zero Coupon (until 2/15/02)
      (United Kingdom)                                        B3           Zero          2/15/07         500(a)(d)        220,000
Echostar Broadband Corp., Sr. Notes                           B1            10.375      10/01/07         425              447,312
Insight Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/06)                                            B3           Zero          2/15/11         250              147,500
International Cabletel, Inc., Sr. Notes                       B3            12.75        4/15/05         250(a)           160,000
Mediacom LLC, Sr. Notes                                       B2             7.875       2/15/11         250(a)           230,000
Telewest Communications PLC,
   Sr. Disc. Deb. (United Kingdom)                            B2            11.00       10/01/07         300(a)(d)        237,000
   Sr. Disc. Notes, Zero Coupon (until 2/1/05) (United
      Kingdom)                                                B2           Zero          2/01/10         285(d)           122,550
United Int'l. Holdings, Inc., Sr. Sec'd. Disc. Notes,
   Ser. B,
   Zero Coupon (until 2/15/03)                                Caa1         Zero          2/15/08         500(a)           155,000
United Pan Europe,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 8/1/04)
      (Netherlands)                                           Caa1         Zero          8/01/09       1,000(a)(d)        130,000
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 2/1/05)
      (Netherlands)                                           Caa1         Zero          2/01/10         100(d)            12,000
   Sr. Notes, Ser. B (Netherlands)                            Caa1          10.875       8/01/09         630(a)(d)        151,200
                                                                                                                     ------------
                                                                                                                        6,470,131
------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.7%
Acetex Corp., Sr. Notes                                       B2            10.875       8/01/09          65               66,381
Equistar Chemicals LP, Sr. Notes                              Ba2           10.125       9/01/08          90               91,216
Huntsman ICI Chemicals LLC, Sr. Sub. Notes                    B2            10.125       7/01/09         225              216,000
Huntsman Polymers Corp., Sr. Notes                            B3            11.75       12/01/04         250              122,500
IMC Global, Inc.,
   Sr. Notes                                                  Ba1           10.875       6/01/08          60               61,972
   Sr. Notes                                                  Ba1           11.25        6/01/11         130              135,507

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals (cont'd.)
ISP Chemco, Inc., Sr. Sub. Notes                              B2            10.25%       7/01/11   $     150         $    152,250
ISP Holdings, Inc., Sr. Notes, Ser. B                         B2             9.00       10/15/03          30               29,400
Lyondell Chemical Co., Sr. Sub. Notes                         B2            10.875       5/01/09         250(a)           246,875
Millennium America, Inc., Sr. Notes                           NR             9.25        6/15/08          65               65,975
NL Industries, Inc., Sr. Sec'd. Notes                         B1            11.75       10/15/03         151(a)           151,000
Polymer Group, Inc., Sr. Sub. Notes, Ser. B                   Ca             9.00        7/01/07          65               35,425
Sterling Chemical Holdings, Inc., Sr. Notes, Ser. B           Ca            12.375       7/15/06         295(b)           244,850
Texas Petrochemicals Corp., Sr. Sub. Notes                    Caa1          11.125       7/01/06          45               39,600
                                                                                                                     ------------
                                                                                                                        1,658,951
------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.2%
Unisys Corp., Sr. Notes                                       Ba1            8.125       6/01/06         100               99,250
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--3.5%
Coinstar, Inc., Sr. Disc. Notes                               NR            13.00       10/01/06         250              247,500
Elizabeth Ardent Inc., Sr. Sec. Notes, Ser. B                 B1            11.75        2/01/11         500(a)           531,250
French Fragrances, Inc.,
   Sr. Notes, Ser. B                                          B2            10.375       5/15/07          35(a)            34,825
   Sr. Notes, Ser. D                                          B2            10.375       5/15/07         150(a)           149,250
Mail Well Corp., Sr. Sub. Notes, Ser. B                       B2             8.75       12/15/08         400(a)           328,000
Packaged Ice, Inc., Sr. Notes, Ser. B                         B3             9.75        2/01/05         400(a)           304,000
Veritas DGC, Inc., Sr. Notes, Ser. C                          Ba3            9.75       10/15/03         500(a)           505,000
Windmere Durable Holdings, Inc., Sr. Notes                    B2            10.00        7/31/08          55(a)            52,800
                                                                                                                     ------------
                                                                                                                        2,152,625
------------------------------------------------------------------------------------------------------------------------------
Containers--2.7%
Riverwood Int'l Corp.,
   Sr. Notes                                                  B3            10.625       8/01/07          90               93,600
   Sr. Sub. Notes                                             Caa1          10.875       4/01/08         500              492,500
Stone Container Corp., Sr. Notes                              B2             9.25        2/01/08         300(a)           312,000
Stone Container Finance Co., Sr. Sub. Notes                   B2            11.50        8/15/06         585              623,025
US Can Corp., Sr. Sub. Notes, Ser. B                          B3            12.375      10/01/10         145              145,181
                                                                                                                     ------------
                                                                                                                        1,666,306
------------------------------------------------------------------------------------------------------------------------------
Education--0.8%
Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser.
   B                                                          B3             9.50        2/15/09         500(a)           490,000
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.4%
Reliant Energy, Inc., Pass-Through Cert., Ser. C              Baa3           9.681       7/02/26         200              225,398

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Electronic Components--0.6%
Amkor Technology, Inc., Sr. Notes                             NR             9.25%       2/15/08   $     110         $     95,700
Fairchild Semiconductor Corp., Sr. Sub. Notes                 B2            10.50        2/01/09         175(a)           176,750
Seagate Technology Int'l., Sr. Sub. Notes                     Ba3           12.50       11/15/07         125              126,875
                                                                                                                     ------------
                                                                                                                          399,325
------------------------------------------------------------------------------------------------------------------------------
Energy--12.4%
AES Corp.,
   Sr. Notes                                                  Ba1            8.75       12/15/02       1,350(a)         1,378,687
   Sr. Notes                                                  Ba1            9.50        6/01/09         500              515,000
   Sr. Sub. Notes                                             Ba2           10.25        7/15/06         500(a)           523,750
AES Drax Energy Ltd., Sr. Sec'd. Notes, Ser. B                Ba2           11.50        8/30/10         225(a)           238,500
AES Drax Holdings Ltd., Sr. Sec'd. Notes, Ser. B              Baa3          10.41       12/31/20         490(a)           551,157
Calpine Corp., Sr. Notes                                      Ba1           10.50        5/15/06         500              522,998
CMS Energy Corp.,
   Sr. Notes                                                  Ba3            8.375       7/01/03         750(a)           768,981
   Sr. Notes                                                  Ba3            9.875      10/15/07       1,150(a)         1,247,244
EOTT Energy Partners LP, Sr. Notes                            Ba2           11.00       10/01/09         500(a)           533,750
Orion Power Holdings, Inc., Sr. Notes                         Ba3           12.00        5/01/10       1,000(a)         1,120,000
PSE&G Energy Holdings, Sr. Notes                              Baa3          10.00       10/01/09         200(a)           223,614
                                                                                                                     ------------
                                                                                                                        7,623,681
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--3.7%
Allied Waste North America, Inc.,
   Sr. Notes, Ser. B                                          Ba3            7.625       1/01/06         500(a)           501,250
   Sr. Notes, Ser. B                                          Ba3            7.875       1/01/09         225(a)           225,844
   Sr. Notes, Ser. B                                          B2            10.00        8/01/09         650(a)           679,250
Browning Ferris Industries, Inc.                              Ba3            7.40        9/15/35         500(a)           420,000
Waste Management, Inc.                                        Ba1            8.75        5/01/18         400(a)           429,228
                                                                                                                     ------------
                                                                                                                        2,255,572
------------------------------------------------------------------------------------------------------------------------------
Financial Services--4.3%
Americredit Corp., Sr. Notes                                  Ba1            9.875       4/15/06         450(a)           447,750
Chevy Chase Savings Bank, Sub. Deb.                           Ba3            9.25       12/01/05         250(a)           250,938
Delta Financial Corp., Sr. Notes                              NR             9.50        8/01/04         160               65,600
Green Tree Financial Corp.                                    B1             6.50        9/26/02       1,000(a)           964,660
Midland Funding Corp.,
   Deb., Ser. A                                               Ba3           11.75        7/23/05         130              142,258
   Deb., Ser. B                                               Ba3           13.25        7/23/06         305(a)           358,387
Sovereign Bancorp, Inc.,
   Sr. Notes                                                  Ba3           10.25        5/15/04          85               90,206
   Sr. Notes                                                  Ba3           10.50       11/15/06         165(a)           179,850
Western Financial Bank, F.S.B., Sr. Sub. Deb.                 B1             8.875       8/01/07         125              120,625
                                                                                                                     ------------
                                                                                                                        2,620,274

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Foods--3.8%
Agrilink Foods, Inc., Sr. Sub. Notes                          B3           11.875%      11/01/08   $     500(a)      $    475,000
Fleming Companies, Inc., Sr. Notes                            Ba3          10.125        4/01/08         300              315,000
Pilgrim's Pride Corp., Sr. Sub. Notes                         NR           10.875        8/01/03       1,000(a)         1,002,500
Tricon Global Restaurants, Inc., Sr. Notes                    Ba1           8.875        4/15/11         500(a)           521,250
                                                                                                                     ------------
                                                                                                                        2,313,750
------------------------------------------------------------------------------------------------------------------------------
Funeral Services--1.5%
Service Corp. International,
   Sr. Notes                                                  B1            6.30         3/15/03         500              471,250
   Sr. Notes                                                  B1            6.00        12/15/05         500              423,750
                                                                                                                     ------------
                                                                                                                          895,000
------------------------------------------------------------------------------------------------------------------------------
Gaming--6.8%
Argosy Gaming Co., Sr. Sub. Notes                             B2             9.00        9/01/11          75               77,625
Aztar Corp., Sr. Sub. Notes                                   Ba3            8.875       5/15/07         150(a)           152,250
Circus Circus Enterprises, Inc.,
   Deb.                                                       Ba2            6.70       11/15/96         130(a)           129,412
   Sr. Sub. Deb.                                              Ba3            7.625       7/15/13         200(a)           179,000
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                  B2             9.50        4/01/09         200(a)           205,000
Harveys Casino Resorts, Sr. Sub. Notes                        NR            10.625       6/01/06         170              178,500
Hollywood Casino Corp., Sr. Sec'd. Notes                      B3            11.25        5/01/07         150              157,875
Hollywood Park, Inc., Sr. Sub. Notes, Ser. B                  Caa1           9.25        2/15/07         500(a)           438,750
Mandalay Resort Group, Sr. Notes                              Ba2            9.50        8/01/08       1,000(a)         1,062,500
Park Place Entertainment Corp., Sr. Sub. Notes                Ba1            9.375       2/15/07          45               47,925
Station Casinos, Inc., Sr. Sub. Notes                         B1             9.875       7/01/10         220              225,500
Venetian Casino Resort LLC,
   First Mtge. Notes                                          Caa1          12.25       11/15/04         245              259,700
   Sr. Sub. Notes                                             Caa3          14.25       11/15/05       1,000            1,060,000
                                                                                                                     ------------
                                                                                                                        4,174,037
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--0.5%
Leviathan Gas Pipeline Corp., Sr. Sub. Notes, Ser. B          B1            10.375       6/01/09         300(a)           319,500
------------------------------------------------------------------------------------------------------------------------------
Health Care--7.1%
Alliance Imaging, Inc., Sr. Sub. Notes                        B3            10.375       4/15/11         100              106,500
Bio-Rad Labs, Inc., Sr. Sub. Notes                            B2            11.625       2/15/07         200(a)           220,250
Concentra Operating Corp., Sr. Sub. Notes                     B3            13.00        8/15/09       1,000(a)         1,080,000
Fresenius Medical Care, Inc.                                  Ba2            9.00       12/01/06         500              520,000
HCA - The Healthcare Company,
   Deb.                                                       Ba1            8.36        4/15/24         100               97,750
   Deb.                                                       Ba1            7.50       11/15/95         575(a)           483,000
   Notes                                                      Ba1            6.63        7/15/45         125(a)           129,335

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Health Care (cont'd.)
Lifepoint Hospitals Holdings, Inc., Sr. Sub. Notes,
   Ser. B                                                     B2            10.75%       5/15/09   $     150(a)      $    169,500
Magellan Health Services, Inc., Sr. Sub. Notes                B3             9.00        2/15/08         400(a)           386,000
Matria Healthcare, Inc., Sr. Notes                            B2            11.00        5/01/08         400(a)           402,000
Select Medical Corp., Sr. Sub. Notes                          B3             9.50        6/15/09         500              492,500
Triad Hospitals Holdings, Inc., Sr. Sub. Notes, Ser. B        B2            11.00        5/15/09         260(a)           287,625
                                                                                                                     ------------
                                                                                                                        4,374,460
------------------------------------------------------------------------------------------------------------------------------
Industrials--2.9%
Applied Extrusion Tech, Inc., Sr. Notes                       B2            10.75        7/01/11         100              104,750
Eagle-Picher Industries, Inc., Sr. Sub. Notes                 Caa1           9.375       3/01/08         350(a)           224,875
Gentek, Inc., Sr. Sub. Notes                                  B3            11.00        8/01/09         320(a)           246,400
International Wire Group, Inc., Sr. Sub. Notes                B3            11.75        6/01/05         500(a)           497,500
Louisiana Pacific Corp., Sr. Sub. Notes                       Ba2           10.875      11/15/08          70               70,875
Lukens, Inc., Sr. Notes                                       Caa1           7.625       8/01/04         100               31,000
Motors & Gears, Inc., Sr. Notes, Ser. D                       B3            10.75       11/15/06         500(a)           490,000
Terex Corp., Sr. Sub. Notes, Ser. B                           B2            10.375       4/01/11         140              146,300
                                                                                                                     ------------
                                                                                                                        1,811,700
------------------------------------------------------------------------------------------------------------------------------
Insurance--3.1%
Conseco, Inc.,
   Sr. Notes                                                  B1            10.75        6/15/08         130              117,000
   Sr. Notes                                                  B1             8.75        2/09/04       2,050(a)         1,814,250
                                                                                                                     ------------
                                                                                                                        1,931,250
------------------------------------------------------------------------------------------------------------------------------
Leisure--1.3%
Bally Total Fitness Holdings., Sr. Sub. Notes, Ser. D         B3             9.875      10/15/07         120(a)           121,800
Premier Parks, Inc., Sr. Notes                                B3             9.75        6/15/07         140(a)           144,200
Six Flags Entertainment Corp., Sr. Notes                      B2             8.875       4/01/06         250(a)           255,000
YankeeNets LLC, Sr. Notes                                     B1            12.75        3/01/07         250              261,250
                                                                                                                     ------------
                                                                                                                          782,250
------------------------------------------------------------------------------------------------------------------------------
Lodging--2.9%
Extended Stay America, Inc., Sr. Sub. Notes                   B2             9.875       6/15/11         175              176,969
Felcor Lodging LP, Sr. Notes                                  Ba2            9.50        9/15/08         185              189,394
HMH Properties, Inc., Sr. Notes, Ser. B                       Ba2            7.875       8/01/08         310(a)           304,575
Host Marriot LP, Sr. Notes, Ser. G                            Ba2            9.25       10/01/07         500(a)           518,750
ITT Corp.                                                     Ba1            7.375      11/15/15         150              140,899
La Quinta Inns, Inc.,
   Sr. Notes                                                  Ba3            7.25        3/15/04         200              194,000
   Sr. Notes                                                  Ba3            7.40        9/15/05         300(a)           279,000
                                                                                                                     ------------
                                                                                                                        1,803,587

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Media--9.7%
Ackerley Group, Inc., Sr. Sub. Notes, Ser. B                  B2             9.00%       1/15/09   $     250(a)      $    215,000
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes              B1            13.00       12/15/09         645(a)           683,700
American Lawyer Media Holdings, Inc., Sr. Disc. Notes,
   Ser. B, Zero Coupon (until 12/15/02)                       Caa3         Zero         12/15/08         300              177,000
Canwest Media, Inc., Sr. Sub. Notes                           B2            10.625       5/15/11         350(a)           360,500
Fox Family Worldwide, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 11/1/02)               B1           Zero         11/01/07       1,000(a)           983,750
   Sr. Notes                                                  B1             9.25       11/01/07          55               59,675
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon
   (until 3/1/03)                                             B3           Zero          3/01/08         845(a)           684,450
Nextmedia Operating, Inc., Sr. Sub. Notes                     B3            10.75        7/01/11         275(a)           283,937
Paxson Communications Corp., Sr. Sub. Notes                   B3            10.75        7/15/08         500(a)           517,500
Primedia, Inc., Sr. Notes                                     Ba3            8.875       5/15/11         175              161,875
Quebecor Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 7/15/06)               B2           Zero          7/15/11         500              283,750
   Sr. Notes                                                  B2            11.125       7/15/11         500              510,000
Susquehanna Media Co., Sr. Sub. Notes                         B1             8.50        5/15/09         500              509,375
XM Satellite Radio, Inc., Sr. Sec'd. Notes                    Caa1          14.00        3/15/10         150               90,000
Young Broadcasting, Inc., Sr. Sub. Notes                      B2            10.00        3/01/11         450(a)           423,000
                                                                                                                     ------------
                                                                                                                        5,943,512
------------------------------------------------------------------------------------------------------------------------------
Metals--2.3%
AK Steel Corp., Sr. Notes                                     Ba2            9.125      12/15/06          20               20,550
Century Aluminum Co., First Mtge. Notes                       Ba3           11.75        4/15/08         150              159,000
Great Lakes Carbon Corp., Sr. Sub. Notes, Ser. B              B3            10.25        5/15/08         215(a)           129,269
Kaiser Aluminum & Chemical Corp.,
   Sr. Notes                                                  B2             9.875       2/15/02         125              122,500
   Sr. Notes, Ser. B                                          B2            10.875      10/15/06         110              102,300
   Sr. Sub. Notes                                             Caa1          12.75        2/01/03          70               58,100
RMI USA LLC, Sr. Notes (Canada)                               B1            10.00        6/01/09         100(d)           100,000
Russel Metals, Inc., Sr. Notes (Canada)                       B1            10.00        6/01/09         150(d)           150,000
Sheffield Steel Corp., First Mtge. Notes, Ser. B              Ca            11.50       12/01/05         245(b)            74,113
United States Steel LLC, Sr. Notes                            Ba2           10.75        8/01/08          85               85,425
USEC, Inc.,
   Sr. Notes                                                  Ba1            6.625       1/20/06         250              230,557
   Sr. Notes                                                  Ba1            6.75        1/20/09         100(a)            88,444
WHX Corp., Sr. Notes                                          Caa3          10.50        4/15/05         250              120,000
                                                                                                                     ------------
                                                                                                                        1,440,258

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
Sun World Int'l., Inc., First Mtge. Notes, Ser. B             B2            11.25%       4/15/04   $      30(a)      $     27,900
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration/Production--1.8%
Comstock Resources, Inc., Sr. Notes                           B2            11.25        5/01/07         120              125,700
Hanover Equipment Trust, Sr. Sec. Notes                       Ba3            8.75        9/01/11         125              127,812
Houston Exploring Co., Sr. Sub. Notes                         B2             8.625       1/01/08          85(a)            85,213
Parker Drilling Co., Sr. Notes, Ser. D                        B1             9.75       11/15/06         315(a)           315,000
Swift Energy Co., Sr. Sub. Notes                              B2            10.25        8/01/09         235              247,925
Tesoro Petroleum Corp., Sr. Sub. Notes, Ser. B                B1             9.00        7/01/08         225(a)           216,000
                                                                                                                     ------------
                                                                                                                        1,117,650
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--2.1%
Caraustar Industries, Inc., Sr. Sub. Notes                    Ba1            9.875       4/01/11          80               81,700
Consumers International, Inc., Sr. Sec'd. Notes
   (Canada)                                                   B3            10.25        4/01/05         200(a)(b)(d)      90,000
Doman Industries Ltd.,
   Sr. Notes (Canada)                                         Caa1           8.75        3/15/04         140(d)            70,000
   Sr. Notes, Ser. B (Canada)                                 Caa1           9.25       11/15/07         130(a)(d)         71,500
   Sr. Sec'd. Notes (Canada)                                  B3            12.00        7/01/04          90(d)            86,850
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until
      1/15/03)                                                Caa2         Zero          1/15/09         100               57,000
   Sr. Sub. Notes, Ser. B                                     Caa1           8.75        1/15/08         100               83,500
Norampac, Inc., Sr. Notes                                     Ba2            9.50        2/01/08          50               52,250
Norske SKOG Ltd., Sr. Notes                                   Ba2            8.625       6/15/11         300              306,750
Radnor Holdings, Inc., Sr. Notes, Ser. B                      B2            10.00       12/01/03         500(a)           400,000
                                                                                                                     ------------
                                                                                                                        1,299,550
------------------------------------------------------------------------------------------------------------------------------
Printing--0.8%
American Color Graphics, Inc., Sr. Sub. Notes                 Caa1          12.75        8/01/05         500(a)           485,000
------------------------------------------------------------------------------------------------------------------------------
Real Estate--1.2%
Blum CB Corp., Sr. Sub. Notes                                 B2            11.25        6/15/11         500              486,250
Intrawest Corp., Sr. Notes                                    B1            10.50        2/01/10         250(a)           261,875
                                                                                                                     ------------
                                                                                                                          748,125

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Restaurants--0.5%
Carrols Corp., Sr. Sub. Notes                                 B3             9.50%      12/01/08   $     250         $    222,500
Sbarro, Inc., Sr. Notes                                       Ba3           11.00        9/15/09         100              102,000
                                                                                                                     ------------
                                                                                                                          324,500
------------------------------------------------------------------------------------------------------------------------------
Retail--4.6%
Dillards, Inc.,
   Notes                                                      Ba1            6.125      11/01/03         100               95,676
   Notes                                                      Ba1            6.43        8/01/04         235              222,874
K-Mart Corp., Notes                                           Baa3           9.875       6/15/08         200(a)           201,500
Rite Aid Corp.,
   Notes                                                      Caa2           6.00       12/15/05         505(a)           411,575
   Sr. Notes                                                  Caa2          11.25        7/01/08         500(a)           525,000
   Deb.                                                       Caa2           6.875       8/15/13         250              184,688
   Deb.                                                       Caa2           7.70        2/15/27         350(a)           258,125
Saks, Inc.,
   Sr. Notes                                                  Ba2            8.25       11/15/08         800(a)           744,000
   Sr. Notes                                                  Ba2            7.375       2/15/19         250              180,000
                                                                                                                     ------------
                                                                                                                        2,823,438
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--3.0%
Marsh Supermarkets, Inc., Sr. Sub. Notes, Ser. B              B2             8.875       8/01/07         500(a)           490,000
Pantry, Inc., Sr. Sub. Notes                                  B3            10.25       10/15/07         325(a)           324,188
Winn Dixie Stores, Inc., Sr. Notes                            Ba2            8.875       4/01/08       1,000(a)         1,023,750
                                                                                                                     ------------
                                                                                                                        1,837,938
------------------------------------------------------------------------------------------------------------------------------
Technology--0.5%
Flextronics International Ltd., Sr. Sub. Notes                Ba2            9.875       7/01/10         190              194,275
Interact Operating Co., Sr. Notes, Payment in Kind            NR            14.00        8/01/03         721                7,209
Spectrasite Holdings, Inc., Sr. Disc. Notes, Ser. B,
   Zero Coupon (until 3/15/05)                                B3           Zero          3/15/10         100               33,000
Viasystems, Inc., Sr. Sub. Notes                              B3             9.75        6/01/07         115(a)            77,050
                                                                                                                     ------------
                                                                                                                          311,534

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--11.2%
Dobson Communications Corp., Sr. Notes                        B3           10.875%       7/01/10   $      60         $     61,800
Fairpoint Communications, Sr. Sub. Notes                      B3           12.50         5/01/10         245(a)           210,700
Global Crossing Holdings Ltd., Sr. Notes                      Ba2           9.50        11/15/09         680(a)           411,400
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes                                      NR           13.875       12/15/05         110(b)            33,000
   Sr. Sub. Notes                                             NR           12.75        11/15/07         100(b)             5,000
Impsat Corp.,
   Sr. Notes                                                  Caa2         12.125        7/15/03          65               16,250
   Sr. Notes                                                  Caa3         12.375        6/15/08         200               36,000
Insight Midwest LP, Sr. Notes                                 B1           10.50        11/01/10         300              322,500
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)               Caa1          Zero        12/01/08         280               81,200
   Sr. Disc. Notes, Zero Coupon (until 3/15/05)               Caa1          Zero         3/15/10       2,000(a)           500,000
   Sr. Notes                                                  Caa1          11.00        3/15/08         215              105,350
McLeod USA, Inc.,
   Sr. Notes                                                  B3             9.25        7/15/07         400              196,000
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)                B3           Zero          3/01/07         250(a)           122,500
   Sr. Notes                                                  B3            11.375       1/01/09         255              140,250
Microcell Telecommunications, Sr. Disc. Notes, Zero
   Coupon
   (until 6/1/04)                                             B3           Zero          6/01/09         375(a)           153,750
Millicom International Cellular, Inc., Sr. Disc. Notes        Caa1          13.50        6/01/06         160(a)           126,400
Netia Holdings BV, Sr. Disc. Notes, Ser. B,
   Zero Coupon (until 11/1/01) (Poland)                       Caa1         Zero         11/01/07         500(d)            70,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)               B1           Zero          9/15/07         660(a)           465,300
   Sr. Notes                                                  B1             9.375      11/15/09       1,650(a)         1,262,250
Nextlink Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 12/1/04)                                     Caa1         Zero         12/01/09         345               51,750
Nortel Networks Ltd.,
   Sr. Conv. Notes                                            Baa1           6.125       2/15/06         100               83,876
   Notes                                                      Baa1           4.25        9/01/08          85               79,713
NTL Communications Corp., Sr. Notes, Ser. B, Zero
   Coupon
   (until 10/1/03)                                            B3           Zero         10/01/08         500(a)           200,625
Pagemart Nationwide, Inc., Sr. Disc. Notes                    Caa2          15.00        2/01/05         225(a)(b)          9,000
Price Communications Wireless, Sr. Sub. Notes                 B2            11.75        7/15/07         250              268,750
Rogers Wireless, Inc., Sr. Sec. Notes                         Baa3           9.625       5/01/11         125              125,625
Star Choice Communications, Sr. Notes                         B3            13.00       12/15/05         100              106,000
Tritel PCS, Inc.,
   Sr. Sub. Notes, Zero Coupon (until 5/15/04)                B3           Zero          5/15/09         350(a)           215,250
   Sr. Sub. Notes                                             B3            10.375       1/15/11         100               90,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Voicestream Wireless Corp.,
   Sr. Disc. Notes, Zero Coupon (until 11/15/04)              Baa1          Zero        11/15/09   $     715(a)      $    604,175
   Sr. Notes                                                  Baa1         10.375%      11/15/09         485(a)           557,750
Williams Communications Group,
   Sr. Notes                                                  Caa1         10.70        10/01/07         100               45,000
   Sr. Notes                                                  Caa1         11.875        8/01/10         400(a)           180,000
                                                                                                                     ------------
                                                                                                                        6,937,164
------------------------------------------------------------------------------------------------------------------------------
Transportation--0.6%
Stena AB, Sr. Notes (Sweden)                                  Ba3            8.75        6/15/07         400(a)(d)        358,000
------------------------------------------------------------------------------------------------------------------------------
Wholesale--0.4%
Core-Mark International, Inc., Sr. Sub. Notes                 B3            11.375       9/15/03         245(a)           236,425
                                                                                                                     ------------
Total corporate bonds (cost $80,741,708)                                                                               73,911,373
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

                                                       Value
Description                         Shares           (Note 1)
------------------------------------------------------------
COMMON STOCKS(c)--1.0%
PSF Group Holdings, Inc., Class A       279        $      418,860
Purina Mills, Inc.                    8,363               190,091
Star Gas Partners, LP                   308                 6,256
UnitedGlobalCom, Inc., Class A            2                     9
                                                   --------------
Total common stocks (cost
  $815,170)                                               615,216
                                                   --------------
PREFERRED STOCKS--4.0%
CSC Holdings, Inc.,
   11.125%, Payment in Kind           2,658               283,077
   11.125%, Payment in Kind              42               447,300
InterAct Systems, Inc., Ser. B,       1,100(c)
  14.00%                                                       11
Nextel Communications, Inc., Ser.
  E, 11.125%, Payment in Kind           216               112,320
Paxson Communications Corp.,
  13.25%, Payment in Kind                70               644,000
Premcor USA, Inc., 11.50%,
  Payment in Kind                       147                51,448
Primedia, Inc.,
   Ser. D, 10.00%                     1,485               124,740
   Ser. H, 8.625%                     3,000               222,000
Sinclair Broadcast Group, Inc.,
  11.625%, Payment in Kind            5,000(a)            465,000
Viasystems Group, Inc., Ser. B,      13,468(c)
  8.00%                                                   101,012
                                                   --------------
Total preferred stocks
  (cost $3,047,549)                                     2,450,908
                                                   --------------
WARRANTS(c)--0.2%
Cellnet Data Systems, Inc.,
  expiring 9/15/07                    2,029        $           20
Delta Financial Corp., expiring
  12/22/10                            1,696                     0
Intelcom Group, Inc., expiring        9,900
  9/15/05                                                      99
InterAct Electronic Marketing,
  Inc., expiring 12/15/09             1,100                    11
InterAct Systems, Inc., expiring      1,100
  8/1/03                                                       11
MGC Communications, Inc.,
  expiring 1/1/49                       200                13,000
Pagemart Nationwide, Inc.,
  expiring 12/31/03                   4,600                   920
R & B Falcon Corp., expiring             75
  5/1/09                                                   18,750
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                    80
Telus Corp., expiring 9/15/05
  (Canada)                            4,049(d)             68,833
XM Satellite Radio, Inc.,
  expiring 3/15/10                      150                     0
                                                   --------------
Total warrants (cost $102,055)                            101,724
                                                   --------------
Total long-term investments
  (cost $84,706,482)                                   77,079,221
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of August 31, 2001  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                                          Interest     Maturity      Amount             Value
Description                                                                 Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.4%
Joint Repurchase Agreement Account
   (cost $2,123,000; Note 4)                                                3.65%        9/04/01   $   2,123         $  2,123,000
                                                                                                                     ------------
Total Investments--128.7%
(cost $86,829,482; Note 4)                                                                                             79,202,221
Other liabilities in excess of assets--(28.7)%                                                                        (17,683,124)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $ 61,519,097
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$50,755,243; (Note 5).
(b) Issuer in default on interest payment, non-income producing security.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
------------------------------------------------------------
Assets                                           August 31, 2001

Investments, at value (cost $86,829,482)......     $79,202,221
Cash..........................................          15,116
Interest and dividend receivable..............       1,707,217
Other assets..................................           1,426
                                                 ---------------
   Total assets...............................      80,925,980
                                                 ---------------
Liabilities
Loan payable (Note 5).........................      19,000,000
Loan interest payable.........................         154,743
Accrued expenses..............................         108,436
Deferred directors' fees......................          66,297
Dividends payable.............................          40,461
Management fee payable........................          36,946
                                                 ---------------
   Total liabilities..........................      19,406,883
                                                 ---------------
Net Assets....................................     $61,519,097
                                                 ---------------
                                                 ---------------
Net assets were comprised of:
   Common stock, at par.......................     $   113,607
   Paid-in capital in excess of par...........      89,005,351
                                                 ---------------
                                                    89,118,958
   Undistributed net investment income........         212,384
   Accumulated net realized loss on
      investments.............................     (20,184,984)
   Net unrealized depreciation on
      investments.............................      (7,627,261)
                                                 ---------------
Net assets, August 31, 2001...................     $61,519,097
                                                 ---------------
                                                 ---------------
Net asset value and redemption price per share
   ($61,519,097 / 11,360,749 shares of common
   stock issued and outstanding)..............           $5.42
                                                 ---------------
                                                 ---------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
-----------------------------------------------------------------
                                                   Year Ended
Net Investment Income                            August 31, 2001

Income
   Interest...................................     $ 8,933,282
   Dividends..................................         113,371
                                                 ---------------
                                                     9,046,653
                                                 ---------------
Expenses
   Management fee.............................         449,991
   Custodian's fees and expenses..............         167,000
   Transfer agent's fees and expenses.........          40,000
   Reports to shareholders....................          40,000
   Registration fees..........................          35,000
   Audit fee..................................          30,000
   Directors' fees and expenses...............          13,000
   Legal fees and expenses....................          10,000
   Miscellaneous..............................           5,999
                                                 ---------------
      Total operating expenses................         790,990
   Loan interest expense (Note 5).............       1,202,192
                                                 ---------------
      Total expenses..........................       1,993,182
                                                 ---------------
Net investment income.........................       7,053,471
                                                 ---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
   transactions...............................      (5,548,539)
Net change in net unrealized depreciation on
   investments................................      (2,083,571)
                                                 ---------------
Net loss on investments.......................      (7,632,110)
                                                 ---------------
Net Decrease in Net Assets
Resulting from Operations.....................     $  (578,639)
                                                 ---------------
                                                 ---------------
--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
------------------------------------------------------------
                                                   Year Ended
                                                   August 31,
Increase (Decrease) in Cash                           2001
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $1,540,154).....   $  7,657,163
   Operating expenses paid.....................       (838,649)
   Loan interest paid..........................     (1,187,236)
   Maturities of short-term portfolio
      investments, net.........................      2,193,000
   Purchases of long-term portfolio
      investments..............................    (64,756,838)
   Proceeds from disposition of long-term
      portfolio investments....................     65,509,974
   Prepaid expenses............................            154
                                                  ------------
   Net cash provided from operating
      activities...............................      8,577,568
                                                  ------------
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $237,196)................     (6,563,430)
   Loan repayment..............................     (2,000,000)
                                                  ------------
Net increase in cash...........................         14,138
Cash at beginning of period....................            978
                                                  ------------
Cash at end of period..........................   $     15,116
                                                  ------------
                                                  ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities
Net decrease in net assets resulting from
   operations..................................   $   (578,639)
                                                  ------------
Increase in investments........................      1,312,530
Net realized loss on investment transactions...      5,548,539
Net change in net unrealized depreciation on
   investments.................................      2,083,571
Decrease in interest and dividends
   receivable..................................        151,505
Decrease in receivable for investment sold.....      1,090,111
Decrease in prepaid expenses and other
   assets......................................            154
Decrease in payable for investments
   purchased...................................       (997,500)
Decrease in accrued expenses and other
   liabilities.................................        (32,703)
                                                  ------------
   Total adjustments...........................      9,156,207
                                                  ------------
Net cash provided from operating activities....   $  8,577,568
                                                  ------------
                                                  ------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
Increase (Decrease)                     Year Ended August 31,
in Net Assets                            2001           2000

Operations
   Net investment income............  $ 7,053,471    $ 7,134,254
   Net realized loss on investment
      transactions..................   (5,548,539)    (4,260,456)
   Net change in net unrealized
      depreciation of investments...   (2,083,571)    (1,714,976)
                                      -----------    -----------
   Net increase (decrease) in net
      assets
      resulting from operations.....     (578,639)     1,158,822
Dividends paid to shareholders
   from net investment income.......   (6,799,202)    (7,171,744)
Distributions to shareholders in
   excess of net investment
   income...........................           --        (41,885)
Return of capital distributions.....           --       (255,417)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................      237,196        109,445
                                      -----------    -----------
Total decrease......................   (7,140,645)    (6,200,779)
Net Assets
Beginning of period.................   68,659,742     74,860,521
                                      -----------    -----------
End of period(a)....................  $61,519,097    $68,659,742
                                      -----------    -----------
                                      -----------    -----------
---------------
(a) Includes undistributed net
    investment income of............  $   212,384    $        --
                                      -----------    -----------
                                      -----------    -----------
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements: stated coupon rate, original issue discount and market discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

In November 2000, a revised American Institute of Certified Public Accountants ('AICPA') Audit and Accounting Guide, Audits of Investment Companies (the 'Guide'), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of
--------------------------------------------------------------------------------
                                       20

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.
PIFM and PIM are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended August 31, 2001 aggregated $63,792,070 and $64,388,052, respectively.

The cost basis of investments for federal income tax purposes at February 28, 2001 was $86,863,999 and net unrealized depreciation for federal income tax purposes was $7,661,778 (gross unrealized appreciation--$2,991,237; gross unrealized depreciation--$10,653,015.

For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2001 of approximately $15,541,100 of which $263,000 expires in 2003, $5,569,500 expires in 2004, $1,361,400 in 2007, $3,336,700 in 2008 and
$5,010,500 in 2009. In addition, the Fund will elect to treat net capital losses of approximately $4,609,400 incurred in the ten month period ended August 31, 2001 as having been incurred in the following fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collaterialized by U.S. Treasury or federal agency obligations. As of August 31, 2001, the Fund had a 0.42% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $2,123,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:

Greenwich Capital Markets, 3.65%, in the principal amount of $167,895,000, repurchase price $167,963,090, due 9/4/01. The value of the collateral including accrued interest was $171,254,486.

UBS Warburg, 3.65%, in the principal amount of $167,894,000, repurchase price $167,962,090, due 9/4/01. The value of the collateral including accrued interest was $171,253,007.

Credit Suisse First Boston Corp., 3.66%, in the principal amount of $167,895,000, repurchase price $167,963,277, due 9/4/01. The value of the collateral including accrued interest was $171,256,216.

------------------------------------------------------------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the year ended August 31, 2001 was $18,747,945 and $21,000,000 respectively, at a weighted average interest rate of 6.36%.

------------------------------------------------------------
Note 6. Capital
There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of August 31, 2001.

During the fiscal years ended August 31, 2001 and 2000, the Fund issued 41,633 and 16,671 shares, respectively, in connection with the reinvestment of dividends.
--------------------------------------------------------------------------------
                                       21

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
Note 7. Dividends and Distributions
On September 4 and October 1, 2001 the Board of Directors of the Fund declared dividends of $.050 per share payable on September 28 and October 31, respectively, to shareholders of record on September 14 and October 15, 2001, respectively.
--------------------------------------------------------------------------------
                                       22

Financial Highlights                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                    Year Ended August 31,
                                                                 ------------------------------------------------------------
                                                                     2001          2000        1999        1998        1997
                                                                     ------       -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year(a)........................      $   6.07       $  6.62     $  6.91     $  7.58     $  7.24
                                                                     ------       -------     -------     -------     -------
Net investment income........................................           .62           .63         .71         .74         .74
Net realized and unrealized gain (loss) on investments.......          (.67)         (.52)       (.28)       (.69)        .35
                                                                     ------       -------     -------     -------     -------
   Total from investment operations..........................          (.05)          .11         .43         .05        1.09
                                                                     ------       -------     -------     -------     -------
Dividends paid to shareholders from net investment income....          (.60)         (.64)       (.72)       (.72)       (.74)
Distributions to shareholders in excess of net investment
   income....................................................            --            --(c)       --          --        (.01)
Return of capital distributions..............................            --          (.02)         --          --          --
                                                                     ------       -------     -------     -------     -------
   Total dividends and distributions.........................          (.60)         (.66)       (.72)       (.72)       (.75)
                                                                     ------       -------     -------     -------     -------
Net asset value, end of year(a)..............................      $   5.42       $  6.07     $  6.62     $  6.91     $  7.58
                                                                     ------       -------     -------     -------     -------
                                                                     ------       -------     -------     -------     -------
Market price per share, end of year(a).......................      $   5.95       $  5.69     $  6.81     $  6.38     $  7.81
                                                                     ------       -------     -------     -------     -------
                                                                     ------       -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)...................................         16.68%        (5.98)%     18.55%     (10.19)%     11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)................................      $ 61,519       $68,660     $74,861     $77,632     $84,581
Average net assets (000).....................................      $ 64,140       $71,239     $77,389     $85,511     $81,788
Ratio to average net assets:
   Expenses, before loan interest............................          1.23%         1.16%       1.12%       1.09%       1.20%
   Total expenses............................................          3.11%         2.95%       2.69%       2.64%       2.79%
   Net investment income.....................................         11.00%        10.01%      10.36%       9.64%      10.04%
Portfolio turnover rate......................................            81%           88%         85%         73%         82%
Asset coverage...............................................           424%          427%        474%        488%        526%
Total debt outstanding at year-end (000).....................      $ 19,000       $21,000     $20,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions.
(c) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     23

Report of Independent Accountants               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of The High Yield Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund, Inc. (the 'Fund') at August 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 24, 2001
--------------------------------------------------------------------------------
                                       24

Other Information (Unaudited)                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

Equiserve L.P., (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

Except for certain brokerage commissions, as described below, there is no other charge to participants for reinvesting dividends or capital gain distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve L.P., P.O. Box 43011, Providence, RI 02940-3011.
--------------------------------------------------------------------------------
                                       25

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management Inc.
Prudential Plaza
Newark, NJ 07102

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Equiserve L.P.
P.O. Box 43011
Providence, RI 02940-3011

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, New York 10022

        This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

            The High Yield Income Fund, Inc.
                  Gateway Center Three
                  100 Mulberry Street
                 Newark, NJ 07102-4077

               Toll free (800) 451-6788

    The views expressed in this report and information about the Fund's holdings are for the period covered by this report and are subject to change thereafter.

             The Prudential Insurance Company of America
                        751 Broad Street
                        Newark, NJ 07102

429904105